Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current Assets:
Cash		$ 4,042,661	$ 5,648,749
Accounts receivable, net		288,319	287,193
Prepayments and other current assets		7,900,779	788,351
Short-term investment			10,300,869
Total Current Assets		12,649,632	18,375,425
Vessels, net		47,871,907	49,722,428
Property and equipment, net		47,882	6,506
Deferred dry dock cost, net		1,107,701	682,637
Right-of-use asset-operating lease, net			1,560,385
Prepayments and other non-current assets		1,535,959	475,000
Total Non-Current Assets		50,563,449	52,446,956
Total Assets		63,213,081	70,822,381
Current Liabilities:
Current maturity of long-term loan		1,445,984	1,656,288
Accounts payable		854,400	1,025,427
Accrued expenses and other current liabilities		1,238,745	1,113,103
Operating lease liabilities – current			1,437,353
Financing lease liabilities – current		3,279,203	3,338,390
Long-term payable, current			507,479
Total Current Liabilities		28,818,311	34,064,396
Long-term loan		655,907	1,252,657
Financing lease liabilities-non-current		9,035,680	10,677,310
Convertible debt		117,605
Total Non-Current Liabilities		9,809,192	11,929,967
Total Liabilities		38,627,503	45,994,363
COMMITMENTS AND CONTINGENCIES (Note 14)
Shareholders’ Equity:
Additional paid-in capital		14,897,248	12,457,680
Retained earnings		9,685,281	12,367,670
Total Shareholders’ Equity		24,585,578	24,828,018
Total Liabilities and Shareholders’ Equity		63,213,081	70,822,381
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	2,533	2,152
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	516	516
Related Party
Current Assets:
Accounts receivable-related parties		5,000	1,018,315
Due from related parties		412,873	331,948
Current Liabilities:
Contract liabilities		497,360	433,125
Due to related parties		$ 21,502,619	$ 24,553,231

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13.